Consolidated Statements of Comprehensive Income - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Net income	R$ 13,122.6	R$ 11,731.9	R$ 12,188.4
Exchange differences on the translation of foreign operations (gains/(losses))
Investment hedge on foreign operations	0.0	(3.1)	0.0
Investment hedge - put option granted on subsidiaries	193.6	(371.7)	25.2
Gains/losses on translation of other foreign operations	2,364.4	8,061.0	(547.7)
Gains/losses on translation of foreign operations	2,558.0	7,686.2	(522.5)
Cash flow hedge - gains/(losses)
Recognized in Equity (Hedge reserve)	2,311.2	1,837.9	788.1
Reclassified from Equity (Hedge reserve) and included in profit or loss	(1,829.9)	(1,736.5)	(919.3)
Total cash flow hedge	481.3	101.4	(131.2)
Items that will not be reclassified to profit or loss:
Recognition of actuarial gains/(losses)	340.0	(258.0)	(106.3)
Other comprehensive (loss)/income	3,379.3	7,529.6	(760.0)
Total comprehensive income	16,501.9	19,261.5	11,428.4
Attributable to
Equity holders of Ambev	15,943.3	18,719.6	11,037.2
Non-controlling interest	R$ 558.6	R$ 541.9	R$ 391.2